Restatement: Schedule of Error Corrections and Prior Period Adjustments (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Error Corrections and Prior Period Adjustments:
Schedule of Error Corrections and Prior Period Adjustments

	For the fiscal years ended June 30,
	2012			2011
	Previously Stated	Restated	Change	Previously Stated	Restated	Change
Balance Sheets

Additional paid-in capital (1)	9,734,746	7,469,219	(2,265,527)	1,814,207	1,292,016	(522,191)
Deficit accumulated during the exploration phase	(8,026,989)	(5,761,462)	2,265,527	(2,337,733)	(1,815,542)	522,191

Statements of Operations

Financing costs associated with the valuation of warrants	1,826,160	-	(1,826,160)	40,000	-	(40,000)
Operation and administration expense (2)	1,311,615	2,034,170	722,555	288,755	615,505	326,750

Income (loss) from operations	(5,681,977)	(3,938,641)	1,743,336	(1,463,758)	(1,463,758)	-

Net loss and comprehensive loss	(5,689,256)	(3,945,920)	1,743,336	(1,464,253)	(1,464,253)	-

Loss per common share (basic and fully diluted)	(0.08)	(0.05)	0.03	(0.02)	(0.02)	-

Statements of Cash Flows

Cash flows from operating activities
Net loss and comprehensive loss	(5,689,256)	(3,945,920)	1,743,336	(1,464,253)	(1,464,253)	-
Valuation of warrants	1,826,160	82,824	(1,743,336)	40,000	40,000	-
Shares issued for services	-	110,000	110,000	-	-	-

Cash flows from financing activities
Payments on related party notes	(150,000)	-	150,000	-	-	-
Proceeds from the issuance of common stock	5,252,388	4,992,388	(260,000)	-	-	-

Notes:
(1) Issue costs are grouped with Additional paid-in capital
(2) Stock compensation is grouped with Operation and administration expense